As filed with the Securities and Exchange Commission on January 2, 2015
Securities Act Registration No. 333-95849
Investment Company Act Registration No. 811-09805
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.
POST-EFFECTIVE AMENDMENT NO. 40 (X)
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
POST-EFFECTIVE AMENDMENT NO. 41 (X)
Check appropriate box or boxes
Prudential Investment Portfolios 3
Exact name of registrant as specified in charter
Gateway Center Three, 4th floor
100 Mulberry Street
Newark, New Jersey 07102
Address of Principal Executive Offices including Zip Code
(973) 367-7521
Registrant’s Telephone Number, Including Area Code
Deborah A. Docs
Gateway Center Three, 4th floor
100 Mulberry Street
Newark, New Jersey 07102
Name and Address of Agent for Service
It is proposed that this filing will become effective:
__ immediately upon filing pursuant to paragraph (b)
(X) on January 23, 2015 pursuant to paragraph (b)
__ 60 days after filing pursuant to paragraph (a)(1)
__ on (____) pursuant to paragraph (a)(1)
__ 75 days after filing pursuant to paragraph (a)(2)
__ on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
(X) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Explanatory Note:

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 40 to the Registration Statement for Prudential Investment Portfolios 3 (the “Registrant”) is being filed for the purpose of delaying the effectiveness of Post-Effective Amendment No. 39, which was filed pursuant to Rule 485(a)(1) on November 6, 2014. Post-Effective Amendment No. 39 was initially scheduled to become effective on January 5, 2015. It is proposed that Post-Effective Amendment No. 39 become automatically effective on January 23, 2015.
Accordingly, the contents of Post-Effective Amendment No. 39 consisting of Part A, Part B, and Part C, are herein incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on the 2nd day of January, 2015.

Prudential Investment Portfolios 3

*_________________
Stuart S. Parker
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
* Ellen S. Alberding	Trustee
* Kevin J. Bannon	Trustee
* Scott E. Benjamin	Trustee
* Linda W. Bynoe	Trustee
* Keith F. Hartstein	Trustee
* Michael S. Hyland	Trustee
* Douglas H. McCorkindale	Trustee
* Stephen P. Munn	Trustee
* Stuart S. Parker	Trustee and President, Principal Executive Officer
* James E. Quinn	Trustee
* Richard A. Redeker	Trustee

* Robin B. Smith	Trustee
* Stephen Stoneburn	Trustee
* Grace C. Torres	Trustee
* M. Sadiq Peshimam	Treasurer, Principal Financial and Accounting Officer
*By: /s/ Jonathan D. Shain Jonathan D. Shain	Attorney-in-Fact	January 2, 2015

SIGNATURES

Prudential Real Assets Subsidiary, Ltd. Certifies that it has duly caused this Registration Statement of Prudential Investment Portfolios 3 relating to Prudential Real Assets Fund, with respect only to the information that specifically relates to Prudential Real Assets Subsidiary, Ltd., to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on the 2nd day of January, 2015.

PRUDENTIAL REAL ASSETS SUBSIDIARY, LTD.

/s/ Scott E. Benjamin

Scott E. Benjamin, Director

This Registration Statement of Prudential Investment Portfolios 3 relating to Prudential Real Assets Fund, with respect only to information that specifically relates to Prudential Real Assets Subsidiary, Ltd., has been signed below by the following persons on January 2, 2015 in the capacity of the Prudential Real Assets Subsidiary, Ltd. As indicated below:

Signature	Title	Date
/s/ Scott E. Benjamin Scott E. Benjamin	Director	January 2, 2015
/s/ Stuart S. Parker Stuart S. Parker	Director	January 2, 2015

POWER OF ATTORNEY

The undersigned Directors, Trustees and Officers of the Prudential Investments Mutual Funds, the Target Funds and The Prudential Variable Contract Accounts 2, 10 and 11 (collectively, the “Funds”), hereby constitute, appoint and authorize each of, Andrew French, Claudia DiGiacomo, Deborah A. Docs, Raymond A. O’Hara, Amanda S. Ryan, and Jonathan D. Shain, as true and lawful agents and attorneys-in-fact, to sign, execute and deliver on his or her behalf in the appropriate capacities indicated, any Registration Statements of the Funds on the appropriate forms, any and all amendments thereto (including pre- and post-effective amendments), and any and all supplements or other instruments in connection therewith, including Form N-PX, Forms 3, 4 and 5, as appropriate, to file the same, with all exhibits thereto, with the US Securities and Exchange Commission (the “SEC”) and the securities regulators of appropriate states and territories, and generally to do all such things in his or her name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to comply with the provisions of the Securities Act of 1933, section 16(a) of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, all related requirements of the SEC and all requirements of appropriate states and territories.  The undersigned do hereby give to said agents and attorneys-in-fact full power and authority to act in these premises, including, but not limited to, the power to appoint a substitute or substitutes to act hereunder with the same power and authority as said agents and attorneys-in-fact would have if personally acting.  The undersigned do hereby approve, ratify and confirm all that said agents and attorneys-in-fact, or any substitute or substitutes, may do by virtue hereof.

/s/ Ellen S. Alberding Ellen S. Alberding	/s/ Stephen P. Munn Stephen P. Munn
/s/ Kevin J. Bannon Kevin J. Bannon	/s/ Stuart S. Parker Stuart S. Parker
/s/ Scott E. Benjamin Scott E. Benjamin	/s/ James E. Quinn James E. Quinn
/s/ Linda W. Bynoe Linda W. Bynoe	/s/ Richard A. Redeker Richard A. Redeker
/s/ Keith F. Hartstein Keith F. Hartstein	/s/ Stephen Stoneburn Stephen Stoneburn
/s/ Michael S. Hyland Michael S. Hyland
Dated: September 18, 2013

/s/ M. Sadiq Peshimam M. Sadiq Peshimam Treasurer and Principal and Accounting Officer
Dated: May 12, 2014

/s/ Grace C. Torres Grace C. Torres
Dated: December 10, 2014